Related party transactions and balances	12 Months Ended
Jun. 30, 2020
Related party transactions and balances
Related party transactions and balances

Note 10 – Related party transactions and balances

Related party balances

a.    Customer deposit – related party:

Name of related party	Relationship	June 30, 2020	June 30, 2019

CQ Mingwen	Significantly influenced by Penglin	$27,395	$29,643

b.    Other payables – related parties:

Other payables – related parties are those nontrade payables arising from transactions between the Company and certain related parties, such as advances made by the related party on behalf of the Company, and related accrued interest payable on the advances. These advances are unsecured and non-interest bearing, except payables to Jiaping Zhou and Jun Zhou with an annual interest rate of 4.35%. Current payables are due on demand.

Name of related party	Name of related party	June 30, 2020	June 30, 2019

Xia Wang	Chief Financial Officer	$153,659	$83,619
Zeshu Dai	CEO	—	659,420
Penglin Wang	Son of the CEO	248	162,047
Zili Zhang	CEO of CQ Pengmei	12	429,448
Jiaping Zhou	Shareholder of JMC	231,268	—
Jun Zhou	Shareholder of JMC	1,879,639	—
Total		2,264,826	1,334,534
Total other payables - related parties - discontinued operations		(29,846)	(88,670)
Total other payables - related parties - continuing operations		$2,234,980	$1,245,864

c.    Short term and long-term loans – related parties:

Long-term loans – related parties are those long-term loans from advances made by certain related parties for the daily operations needs of the Company. These loans are unsecured and interest bearing.

			Weighted
			average	Collateral/
Short term loans	Relationship	Maturities	interest rate	Guarantee	June 30, 2020	June 30, 2019

Xia Wang	CFO	February 20,2020 (Extended to January 15, 2022)	9.60%	None	$101,904	$104,852
Penglin Wang	Son of CEO	December 27, 2019 (Extended to December 11, 2024)	9.60%	None	229,283	224,268
Yong Wang	Son of CEO	July 17, 2022	7.13%	None	268,912	—
Zeshu Dai	CEO	March 8, 2022	7.13%	None	113,226	—
Total					713,325	329,120
Total current loans from related parties					—	(329,120)
Total non-current loans from related parties					$713,325	$—

Interest expense incurred on the above mentioned related party loans amounted to $51,770,  $11,403 and $0 for the years ended June 30, 2020, 2019 and 2018, respectively.

d.     Guarantee provided to related party loan

On December 26, 2017, CQ Mingwen (the “borrower”) entered into a loan agreement with SPD Rural Bank (the lender) to borrow RMB 9 million (approximately $1.3 million) as working capital for one year and was extend two times to December 26, 2020. GA Yongpeng pledged a land-use right recorded at RMB 10,198,100 (approximately $1.4 million) and building property recorded at RMB 12,268,800 (approximately $1.7 million) as collateral (see Note 8 and 9 and 16).

e.    Loans guarantees by related parties

The Company has various short-term loans guaranteed by its related parties.  See Note 11.